Financial Instruments	3 Months Ended
Mar. 31, 2022
Financial Instruments
Financial Instruments

Note 8 - Financial Instruments

The Group’s financial assets comprise of non-current financial assets, accounts receivables and cash, which are recognized at amortized cost. The Group’s financial liabilities comprise of contingent consideration, non-current interest-bearing liabilities, lease liabilities, accounts payable and other current liabilities, all of which except contingent consideration, are recognized at amortized cost. Contingent considerations are recognized at fair value, measured at Level 3 of the IFRS value hierarchy. The carrying amount is an approximation of the fair value.